CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 659,390	$ 194,087	$ 328,332	$ 316,560
Cost of goods sold	647,355	195,883	329,143	338,607
Gross profit (loss)	12,035	(1,796)	(811)	(22,047)
Selling, general and administrative expenses	11,742	9,065	12,956	21,458
Asset impairments				252,388
Income (loss) from operations	293	(10,861)	(13,767)	(295,893)
Fair value adjustments on convertible debt and warrants	6,968		(11,736)
Loss on investment in Front Range		(12,146)	(12,146)
Loss on extinguishments of debt		(2,159)	(2,159)
Gain from write-off of liabilities				14,232
Interest expense, net	(11,337)	(3,462)	(6,261)	(13,771)
Other expense, net	(709)	(1,088)	297	(1,666)
Income (loss) before reorganization costs, gain from bankruptcy exit and provision for income taxes	(4,785)	(29,716)	(45,772)	(297,098)
Reorganization costs		(4,153)	(4,153)	(11,607)
Gain from bankruptcy exit		119,408	119,408
Provision for income taxes
Net income (loss)	(4,785)	85,539	69,483	(308,705)
Net (income) loss attributed to noncontrolling interest in variable interest entity	9,905		4,409	552
Net income (loss) attributed to Pacific Ethanol	5,120	85,539	73,892	(308,153)
Preferred stock dividends	(946)	(2,346)	(2,847)	(3,202)
Income (loss) available to common stockholders	$ 4,174	$ 83,193	$ 71,045	$ (311,355)
Net income (loss) per share, basic (in Dollars per share)	$ 0.2	$ 8	$ 7	$ (38)
Net income (loss) per share, diluted (in Dollars per share)	$ 0.2	$ 8	$ 6	$ (38)
Weighted-average shares outstanding, basic (in Shares)	21,230	9,947	10,514	8,155
Weighted-average shares outstanding, diluted (in Shares)	21,328	11,099	13,377	8,155